ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
ACCRUED EXPENSES AND OTHER PAYABLES [abstract]
Salaries and welfare payable	¥ 7,162	¥ 1,618
Interest payable	723	1,396
Payables for constructions	60,010	52,827
Other payables	29,022	21,468
Financial liabilities carried at amortised cost	96,917	77,309
Taxes other than income tax	58,925	46,835
Receipts in advance	120,734	95,928
Derivative financial instruments	2,671	4,472
Accrued expenses and other payables, total	¥ 279,247	¥ 224,544